Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 29, 2016	Oct. 10, 2014	Sep. 03, 2014	Dec. 27, 2012	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Capital contribution received		$ 55,000,000									$ 32,300,000
Dividend paid to stockholders			$ 50,000,000								50,000,000	$ 60,000,000
Additional expenses incurred for other related-party transactions						$ 600,000	$ 400,000	$ 1,200,000	$ 800,000	$ 2,500,000	3,100,000	3,100,000
Accrued expenses and other current liabilities						36,616,000		36,616,000		35,573,000	28,862,000
Non-cash gain on settlement of Merger-related escrow					$ 12,200,000			0	12,200,000	12,200,000
Prepaid expenses and other current assets						200,000		$ 200,000		$ 200,000	300,000
Expected repayment period								1 year		1 year
Amounts due from employees						300,000		$ 300,000		$ 300,000	300,000
Additions								6,526,000
Proceeds from capital contribution	$ 69,800,000							69,800,000	0
Share-based compensation expense						2,748,000	971,000	2,830,000	1,759,000	3,121,000	1,936,000	1,956,000
General and administrative expenses
Related Party Transaction [Line Items]
Share-based compensation expense						2,691,000	588,000	3,038,000	1,330,000	2,472,000	1,688,000	1,736,000
General and administrative expenses | Executive Officers
Related Party Transaction [Line Items]
Share-based compensation expense						2,200,000		2,200,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities						1,300,000		1,300,000		1,700,000	1,300,000
APX Group, Inc.
Related Party Transaction [Line Items]
Dividend paid to stockholders			$ 50,000,000
Solar
Related Party Transaction [Line Items]
Sublease and other administrative expenses						1,400,000	1,800,000	2,800,000	3,500,000	7,100,000	8,500,000
Other expenses								$ 500,000		$ 1,900,000	2,100,000
Line of credit, financing receivable, maximum borrowing capacity				$ 20,000,000
Interest on outstanding balance				7.50%
Periodic payment of interest payable due										Payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013
Blackstone Management Partners L.L.C.
Related Party Transaction [Line Items]
Payment of annual monitoring fee description								Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.		Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.
Prepaid expenses and other current assets						800,000		$ 800,000		$ 3,600,000	$ 3,200,000	$ 2,900,000
Transaction fees paid										20,000,000
Fee paid for support services by BMP to Company										1,500,000
Expenses related to agreement						1,100,000	700,000	1,900,000	$ 1,400,000
Blackstone Management Partners L.L.C. | Blackstone Management Partners LLC Support and Services Agreement
Related Party Transaction [Line Items]
Expenses related to agreement						0	$ 0
Maximum advisory fee obligation						$ 1,500,000		1,500,000
Blackstone Management Partners L.L.C. | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum								2,700,000		$ 2,700,000
Blackstone Advisory Partners L. P. [Member] | Senior Notes
Related Party Transaction [Line Items]
Additions								$ 400,000